LEASE LIABILITY	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASE LIABILITY [Text Block]

9. LEASE LIABILITY

The Company has lease agreements for its warehouse space in Kelowna, British Columbia and for vehicles used in the development of prototypes (Note 7).

The continuity of the lease liability for the years ended December 31, 2020 and 2019 is as follows:

Lease liability	Warehouse	Vehicles	Total
Lease liability recognized as of December 31, 2018	$—	$—	$—
Lease liability recognized	117,004	79,668	196,672
Lease payments	(12,728)	(7,746)	(20,474)
Lease interest	509	228	737
Lease liability recognized as of December 31, 2019	$104,785	$72,150	$176,935
Additions	—	66,025	66,025
Lease payments	(77,009)	(22,586)	(99,595)
Lease interest	3,642	2,242	5,884
Leasing liability recognized as of December 31, 2020	$31,418	$117,831	$149,249

Current portion	$31,418	$20,325	$51,743
Long-term portion	—	97,506	97,506
	$31,418	$117,831	$149,249

The Company's non-current contractual lease obligations are as follows:

Year	Amount
2022	$25,083
2023	56,815
2024	13,278
2025	5,533
$100,709